Borrowings (narrative) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Weighted average interest rate (in percentage)		2.36%
Line of credit facility, remaining borrowing capacity		$ 5,420.0
Line of credit facility, outstanding		$ 25.9	$ 6.0
Proceeds from issuance of secured debt	$ 2,230.0
Description of derivative activity volume percent		25.00%
Debt instrument, interest rate, effective percentage (in percentage)		3.13%	2.65%
Cash payments for interest on borrowings		$ 223.8	$ 192.7	$ 146.4
Notes Due in May 2022
Debt Instrument [Line Items]
Debt instrument, face amount	$ 750.0
Stated interest rate (in percentage)	2.35%
Notes Due in May 2027
Debt Instrument [Line Items]
Debt instrument, face amount	$ 750.0
Stated interest rate (in percentage)	3.10%
Notes Due in 2047
Debt Instrument [Line Items]
Debt instrument, face amount	$ 750.0
Stated interest rate (in percentage)	3.95%
Minimum
Debt Instrument [Line Items]
Stated interest rate (in percentage)		0.15%
Maximum
Debt Instrument [Line Items]
Stated interest rate (in percentage)		7.13%
Maturity Date, 2023
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 3,000.0
Maturity Date, 2019
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 2,000.0
Debt instrument, term		364 days